N-6	Jan. 28, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	Jan. 28, 2025
Amendment Flag	false
C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large Cap
Portfolio Company Adviser [Text Block]	PGIM Investments LLC; AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Putnam Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	10.27%